Pension and Non-pension Post-employment Benefit Plans - Actuarial Gains and Losses, Net of Tax, Recognized in OCI (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Loss on pension annuity purchases (note 19(a))	$ 0.2	$ 0.2	$ 0.0	$ 63.3
Actuarial losses recognized during the year		9.1	8.7	(8.4)
Income tax recovery		0.4	0.3	0.1
Income tax recovery		1.5	1.1	0.8
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Cumulative losses, beginning of year		77.7	69.0	14.1
Cumulative losses (gains), end of year		$ 87.0	$ 77.7	$ 69.0